WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.5%
Alabama - 4.5%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.250%	7/1/47	$10,000,000	$10,739,998
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	3,470,000	3,435,712	(a)(b)
Series D-1, Refunding	5.500%	2/1/29	3,500,000	3,671,532	(a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	3,300,000	3,290,888	(c)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Series F	7.750%	10/1/46	1,520,000	1,598,525
Convertible CAB, Subordinated Lien, Warrants, Series F, Refunding	7.900%	10/1/50	53,065,000	55,807,813
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	5,465,000	5,549,940
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	6,395,000	6,719,680
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	9,335,000	9,810,980
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 2, Series A	4.000%	6/1/24	38,405,000	38,348,602	(a)(b)

Total Alabama				138,973,670

Alaska - 0.5%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B	5.000%	12/1/37	1,505,000	1,606,511
State Capital Project II, Series B	5.000%	12/1/38	1,150,000	1,221,088
State Capital Project II, Series B	5.000%	12/1/39	760,000	803,416
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	4,325,000	4,353,376	(c)
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/34	760,000	772,805
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/35	1,900,000	1,924,506
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/37	2,165,000	2,149,609
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/40	1,025,000	982,015

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	1

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Alaska - (continued)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	$2,250,000	$1,994,030

Total Alaska				15,807,356

Arizona - 1.7%
Arizona State Board of Regents University System Revenue:
Series D	5.000%	7/1/41	2,620,000	2,669,847
Series D	5.000%	7/1/46	1,900,000	1,930,034
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Series A, Refunding, SD Credit Program	5.000%	7/1/48	1,365,000	1,373,478
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	985,000	991,288
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/47	1,140,000	1,152,499
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	760,000	766,009
Basis School Project, Series D, Refunding	5.000%	7/1/37	455,000	441,887	(d)
Basis School Project, Series D, Refunding	5.000%	7/1/47	655,000	589,647	(d)
Basis School Project, Series D, Refunding	5.000%	7/1/51	1,960,000	1,733,199	(d)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A	4.000%	2/1/50	3,035,000	2,774,129
Arizona State IDA, Revenue Bonds:
Lincoln South Beltway Project	5.000%	8/1/27	915,000	979,873
Lincoln South Beltway Project	5.000%	2/1/28	2,095,000	2,264,844
Lincoln South Beltway Project	5.000%	8/1/28	1,785,000	1,946,507
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	7,600,000	7,695,435	(a)(b)
Intel Corp. Project	4.100%	6/15/28	4,350,000	4,379,229	(a)(b)(c)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A, SD Credit Program	5.000%	7/1/52	760,000	764,768
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/37	230,000	235,787
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/48	455,000	458,843

See Notes to Schedule of Investments.

2	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - (continued)
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/39	$530,000	$545,652
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/49	985,000	994,329
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	3,975,000	4,062,113	(d)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	985,000	935,819
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	1,245,000	1,316,431
Series A	5.000%	8/1/47	1,520,000	1,592,507
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	9,110,000	9,582,251

Total Arizona				52,176,405

Arkansas - 0.1%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	3,500,000	3,506,072	(c)

California - 10.4%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	5,125,000	5,246,411
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	1,710,000	1,739,610
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series A (SIFMA Municipal Swap Index Yield + 1.250%)	4.550%	4/1/27	20,495,000	20,509,166	(a)(b)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	3,450,000	3,424,055	(a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	10,000,000	10,379,113	(a)(b)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	4,500,000	4,390,765	(a)(b)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	3

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	$5,695,000	$5,751,875
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	1,140,000	1,161,272
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	3,795,000	4,020,499
California State MFA Revenue:
Orange County Civic Center, Series A	5.000%	6/1/48	5,315,000	5,551,320
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	15,020,000	15,162,914	(c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	910,000	881,156	(c)
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project	5.000%	11/21/45	6,070,000	6,123,879	(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	1,520,000	1,582,644	(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	5,540,000	5,661,720	(d)
California State University Revenue, Systemwide, Series A	4.000%	11/1/45	1,140,000	1,145,938
California State, GO:
Various Purpose, Refunding	5.000%	10/1/45	4,750,000	5,279,122
Various Purpose, Refunding	4.000%	10/1/50	3,750,000	3,738,834
California Statewide CDA Revenue:
American Baptist Homes of the West, Refunding	5.000%	10/1/45	1,935,000	1,938,088
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	8,970,000	8,734,239	(d)
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	12,105,000	12,611,988
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	1,900,000	1,991,337
Natural Gas Purchase, Series A	5.500%	11/15/37	2,830,000	3,143,103
Long Beach, CA, Harbor Revenue, Series A	5.000%	5/15/39	1,520,000	1,655,610

See Notes to Schedule of Investments.

4	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/40	$1,710,000	$1,723,837
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series A	5.000%	7/1/38	4,555,000	4,909,152
Senior Proposition C, Series A	5.000%	7/1/39	3,035,000	3,262,977
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/37	2,430,000	2,586,067	(c)
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	4,935,000	5,031,102	(c)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	2,275,000	2,371,593	(c)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/34	1,215,000	1,301,282	(c)
Los Angeles International Airport, Subordinated, Series F	4.000%	5/15/49	2,675,000	2,475,965	(c)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/42	5,695,000	5,914,573
Series A, Refunding	5.000%	7/1/46	1,520,000	1,553,445
Series C	5.000%	7/1/38	760,000	800,487
Series C	5.000%	7/1/42	9,865,000	10,303,325
Series E	5.000%	7/1/44	7,590,000	7,627,043
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	6,375,000	6,679,856
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	5,315,000	6,624,957
Series A	6.500%	11/1/39	5,515,000	6,782,305
Series B	7.000%	11/1/34	20,115,000	25,052,571
Series B	6.500%	11/1/39	9,865,000	12,131,901
Series C	6.125%	11/1/29	3,640,000	3,899,762
Series C	7.000%	11/1/34	3,795,000	4,730,332
Series C	6.500%	11/1/39	980,000	1,205,196
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1, Series A-1, Refunding, AGM	5.250%	9/1/52	6,700,000	7,248,628

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	5

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Community Facilities District No 2020-1, Series 2023, AGM	4.500%	9/1/53	$2,300,000	$2,301,968
Community Facilities District No 2023-1	5.625%	9/1/53	1,580,000	1,585,340
Riverside County, CA, Transportation Commission Sales Tax Revenue:
Series B, Refunding	5.000%	6/1/38	5,390,000	5,727,138
Series B, Refunding	5.000%	6/1/39	7,535,000	7,977,034
Roseville, CA, Natural Gas Financing Authority Revenue, Series 2007	5.000%	2/15/27	3,035,000	3,117,648
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	1,330,000	1,416,537
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	680,000	697,938
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Refunding	5.000%	5/1/47	3,000,000	3,036,165	(c)
Second Series D, Refunding	5.000%	5/1/48	3,415,000	3,470,270	(c)
Series A, Refunding	5.000%	5/1/35	7,590,000	8,252,360	(c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/37	875,000	918,497	(c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,140,000	1,162,335	(c)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Capital Project, Series A	5.000%	7/15/43	4,010,000	4,271,311
Sanger, CA, USD Revenue, COP:
Capital Projects, AGM	5.000%	6/1/52	2,085,000	2,092,326
Capital Projects, AGM	5.000%	6/1/52	190,000	190,034
South Whittier SD, GO:
Series B, AGM	4.000%	8/1/46	1,035,000	1,025,168
Series B, AGM	4.000%	8/1/48	1,725,000	1,700,863
Southern California Water Replenishment District Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	10,885,000	11,495,840
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	2,130,000	2,167,473

Total California				318,647,259

Colorado - 2.0%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	774,000	775,842

See Notes to Schedule of Investments.

6	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
Broadway Station Metropolitan District No 3, CO, GO:
Series A	5.000%	12/1/39	$750,000	$641,673
Series A	5.000%	12/1/49	1,000,000	766,935
Colorado Springs, CO, Utilities System Revenue, Series B	4.000%	11/15/46	7,300,000	7,220,583
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	2,810,000	2,879,622
University of Denver Project, Series A	5.000%	3/1/47	3,720,000	3,795,053
Colorado State Health Facilities Authority Revenue:
Adventhealth Obligated Group, Series A	4.000%	11/15/38	8,035,000	8,024,800
Commonspirit Health Project, Series A	5.500%	11/1/47	3,500,000	3,707,137
Commonspirit Health Project, Series A	5.250%	11/1/52	3,500,000	3,611,746
Commonspirit Health Project, Series A-2	4.000%	8/1/49	3,415,000	3,002,496
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	3,755,000	3,238,845
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,140,000	1,140,663
C-470 Express Lanes	5.000%	12/31/51	1,215,000	1,215,203
Denver, CO, Airport System Revenue:
Subordinated, Series B, Refunding	5.000%	11/15/30	3,000,000	3,272,156	(c)
Subordinated, Series B, Refunding	5.000%	11/15/31	4,250,000	4,663,777	(c)
Subordinated, Series B, Refunding	5.000%	11/15/33	3,500,000	3,896,464	(c)
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AGM	5.000%	12/1/50	1,139,000	1,181,448
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	6,375,000	7,678,336
Regional Transportation District, CO, Denver Transit Partners Eagle P3 Project, Series A, Refunding	3.000%	7/15/37	760,000	641,466

Total Colorado				61,354,245

Connecticut - 0.5%
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	1,520,000	1,522,610	(c)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	7

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
Connecticut State Special Tax Obligation Revenue:
Transportation Infrastructure Purpose, Series A	5.000%	5/1/35	$3,225,000	$3,611,441
Transportation Infrastructure Purpose, Series A	5.000%	1/1/38	5,880,000	6,195,210
Connecticut State, GO, Series A	5.000%	4/15/39	1,250,000	1,334,226
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	2,920,000	2,932,214	(d)

Total Connecticut				15,595,701

Delaware - 0.6%
Delaware State EDA Revenue, Acts Retirement Communities	5.000%	11/15/48	2,275,000	2,156,977
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	2,275,000	2,265,686
Delaware State Transportation Authority Revenue:
US 301 Project	5.000%	6/1/45	2,330,000	2,365,287
US 301 Project	5.000%	6/1/55	10,437,000	10,545,290

Total Delaware				17,333,240

District of Columbia - 0.4%
District of Columbia Revenue:
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	7,020,000	7,125,143
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	5,465,000	5,504,970

Total District of Columbia				12,630,113

Florida - 5.8%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	2,655,000	2,712,063	(c)
Series 2017	5.000%	10/1/47	2,545,000	2,579,070	(c)
Series A	5.000%	10/1/28	1,140,000	1,217,174	(c)
Series A	5.000%	10/1/45	16,700,000	16,749,771	(c)
Broward County, FL, Port Facilities Revenue:
Series 2022	4.500%	9/1/47	1,725,000	1,745,675	(c)
Series 2022	5.500%	9/1/52	3,000,000	3,165,310	(c)
Series B	5.000%	9/1/32	7,875,000	8,392,557	(c)
Series B	5.000%	9/1/33	6,535,000	6,962,124	(c)
Broward County, FL, School Board, COP:
Series B, Refunding	5.000%	7/1/31	6,640,000	6,812,428
Series B, Refunding	5.000%	7/1/32	6,070,000	6,220,107

See Notes to Schedule of Investments.

8	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Cape Coral, FL, Water & Sewer Revenue:
Refunding	5.000%	10/1/39	$3,795,000	$3,930,732
Refunding, BAM	5.250%	10/1/53	2,500,000	2,756,771
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/26	1,460,000	1,485,915
FAU Finance Corporation Florida Capital Improvement Revenue:
Student Housing Project, Series A, Refunding	5.000%	7/1/36	3,035,000	3,258,258
Student Housing Project, Series A, Refunding	5.000%	7/1/38	3,035,000	3,204,802
Student Housing Project, Series A, Refunding	5.000%	7/1/39	1,900,000	1,995,383
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	2,300,000	2,292,977	(d)
Florida State Insurance Assistance Interlocal Agency Inc. Revenue, Series A-1	5.000%	9/1/26	10,300,000	10,734,762
Florida State Insurance Assistance Interlocal Agency Inc., Revenue, Series A-1	5.000%	9/1/27	9,360,000	9,815,428
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	1,520,000	1,528,187
Series A, Refunding	5.000%	10/1/28	380,000	386,916
Series A, Refunding	5.000%	10/1/29	2,065,000	2,101,398
Series A, Refunding	5.000%	10/1/35	3,795,000	3,841,550
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	3,035,000	2,817,326
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	3,605,000	3,682,481	(c)
Priority Subordinated, Series A	5.000%	10/1/47	2,825,000	2,862,818	(c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	4,025,000	4,126,067	(c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/39	1,270,000	1,264,601
Series A, Refunding	4.000%	10/1/41	760,000	748,435
Series A, Refunding	5.000%	10/1/41	5,505,000	5,600,144
Series A, Refunding	5.000%	10/1/49	9,790,000	9,925,776	(c)
Series B, Refunding	5.000%	10/1/40	2,275,000	2,302,079	(c)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	9

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	$4,935,000	$5,012,120
Miami-Dade County, FL, Seaport Revenue:
Senior Bonds, Series A, Refunding	5.000%	10/1/47	8,765,000	8,980,501	(c)
Senior Bonds, Series A, Refunding	5.250%	10/1/52	6,600,000	6,877,040	(c)
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Inc., Series A	5.000%	10/1/53	4,700,000	4,849,519
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	1,330,000	1,278,560
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	760,000	611,615
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	970,000	825,016
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding	4.000%	6/1/36	1,520,000	1,318,427
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	645,000	6	*(e)(f)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.250%	7/1/24	1,585,000	1,601,363
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	2,645,000	2,798,272
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,140,000	1,068,099
Tampa, FL, Sports Authority Revenue, Tampa Bay Arena Project, NATL, GTD	6.100%	10/1/26	420,000	439,843
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	2,085,000	2,129,069
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue	5.250%	5/1/54	1,500,000	1,495,401

Total Florida				176,503,936

Georgia - 1.5%
Atlanta, GA, Water & Wastewater Revenue, Series A, NATL	5.500%	11/1/27	625,000	660,730

See Notes to Schedule of Investments.

10	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Brookhaven, GA, Development Authority Revenue:
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	$1,140,000	$1,105,869
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/49	5,315,000	5,082,090
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A	5.000%	4/1/50	3,640,000	3,715,205
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	320,000	332,422
Fulton County, GA, Development Authority Revenue, Wellstar Health System, Inc. Project, Series A	4.000%	4/1/50	2,465,000	2,244,529
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	835,000	904,548
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	760,000	820,612
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4 Project, Series A	5.000%	1/1/49	1,520,000	1,533,940
Plant Vogtle Units 3&4, Project J, Series A	4.000%	1/1/51	760,000	697,444
Plant Vogtle Units 3&4, Project J, Series A	5.000%	1/1/56	1,520,000	1,537,533
Plant Vogtle Units 3&4, Project M, Series A	4.000%	1/1/51	760,000	697,444
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	4,000,000	4,170,392
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	2,350,000	2,436,818
Project One, Series A	5.000%	1/1/50	1,710,000	1,753,137
Project One, Subordinated, Series A, Refunding	5.000%	1/1/45	1,480,000	1,538,589
Series EE, AMBAC	7.250%	1/1/24	380,000	381,022
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.500%	9/15/26	7,590,000	7,843,648
Series A	5.000%	5/15/34	1,520,000	1,573,824
Series A	5.000%	5/15/43	1,480,000	1,500,722
Series C	5.000%	9/1/30	4,850,000	5,069,029	(a)(b)

Total Georgia				45,599,547

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	11

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Guam - 0.1%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	5.000%	1/1/29	$760,000	$800,112
Series F, Refunding	4.000%	1/1/36	2,655,000	2,595,730

Total Guam				3,395,842

Illinois - 13.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/46	1,235,000	1,211,314
Series 2018	5.000%	4/1/38	910,000	918,917
Series 2018	5.000%	4/1/42	3,340,000	3,341,617
Series 2023	5.750%	4/1/48	1,500,000	1,610,669
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/36	605,000	613,682
Dedicated, Series A	5.000%	12/1/38	2,825,000	2,828,104
Dedicated, Series A	5.000%	12/1/43	3,500,000	3,402,531
Dedicated, Series A	5.875%	12/1/47	2,500,000	2,624,238
Dedicated, Series G, Refunding	5.000%	12/1/34	605,000	612,274
Dedicated, Series G, Refunding	5.000%	12/1/44	1,330,000	1,272,743
Dedicated, Series H	5.000%	12/1/36	1,140,000	1,143,740
Dedicated, Series H	5.000%	12/1/46	3,010,000	2,846,065
Series A	5.000%	12/1/35	7,870,000	8,054,574
Series A	5.000%	12/1/39	4,700,000	4,677,870
Series A	5.000%	12/1/40	2,125,000	2,100,642
Series A	5.000%	12/1/41	16,040,000	15,745,695
Series B, Refunding	5.000%	12/1/36	1,935,000	1,962,769
Series C, Refunding	5.000%	12/1/24	150,000	150,781
Series C, Refunding	5.000%	12/1/25	1,820,000	1,845,104
Series C, Refunding, AGM	5.000%	12/1/32	3,075,000	3,195,173
Series D	5.000%	12/1/46	3,225,000	3,072,574
Chicago, IL, GO:
Series A	5.000%	1/1/44	13,035,000	13,139,026
Series A, Refunding	5.000%	1/1/27	3,035,000	3,140,441
Series A, Refunding	5.000%	1/1/28	2,670,000	2,788,063
Series A, Refunding	6.000%	1/1/38	5,655,000	5,888,057
Series C, Refunding	5.000%	1/1/25	1,080,000	1,092,658
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	1,710,000	1,758,235

See Notes to Schedule of Investments.

12	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
General Senior Lien, Series B, Refunding	5.000%	1/1/41	$1,140,000	$1,157,430
Senior Lien, Series D	5.000%	1/1/47	7,305,000	7,437,442
Senior Lien, Series G	5.000%	1/1/47	1,250,000	1,263,699	(c)
Senior Lien, Series G	5.000%	1/1/52	1,155,000	1,164,583	(c)
Series A, Refunding	5.000%	1/1/34	6,215,000	6,238,153	(c)
Series C	5.000%	1/1/31	2,465,000	2,476,980	(c)
Series C	5.000%	1/1/32	2,525,000	2,536,886	(c)
Series C	5.000%	1/1/33	2,275,000	2,284,663	(c)
Series C	5.000%	1/1/34	2,125,000	2,132,916	(c)
Series C	5.000%	1/1/35	380,000	381,381	(c)
Series C	5.000%	1/1/46	5,315,000	5,322,803	(c)
Series D, Refunding	5.000%	1/1/46	760,000	762,853
TrIPS Obligated Group	5.000%	7/1/48	2,920,000	2,923,523	(c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	3,340,000	3,349,965
Second Lien, Series A, Refunding	5.000%	12/1/45	1,430,000	1,472,961
Second Lien, Series A, Refunding	4.000%	12/1/49	3,260,000	2,973,929
Second Lien, Series A, Refunding	4.000%	12/1/55	2,125,000	1,869,897
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	4,555,000	4,556,113
Second Lien, Series A, AGM	5.250%	1/1/53	4,250,000	4,550,831
Second Lien, Series A, AGM	5.250%	1/1/58	6,365,000	6,723,551
Second Lien, Series A, Refunding	5.000%	1/1/47	1,215,000	1,226,772
Second Lien, Series B, Refunding	5.000%	1/1/36	3,055,000	3,130,148
Second Lien, Series B, Refunding	5.000%	1/1/38	760,000	772,247
Second Lien, Series C, Refunding	5.000%	1/1/39	1,520,000	1,523,246
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/39	8,985,000	9,030,505
Second Lien, Series 2017, Refunding	5.000%	11/1/29	760,000	801,938
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	760,000	801,770
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/34	4,555,000	4,798,307
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/37	1,565,000	1,634,758
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	4.000%	11/15/40	2,085,000	2,051,421
Series A, Refunding	4.000%	11/15/41	2,845,000	2,770,772

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	13

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Elk Grove Village, IL, GO:
Cook and DuPage Counties	5.000%	1/1/34	$1,025,000	$1,082,662
Cook and DuPage Counties, Refunding	5.000%	1/1/36	985,000	1,035,391
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	5.000%	10/1/31	760,000	754,796
Benedictine University, Refunding	4.000%	10/1/33	545,000	493,777
Northshore University Healthsystem, Series A	5.000%	8/15/35	1,520,000	1,664,125
Northshore University Healthsystem, Series A	4.000%	8/15/39	2,920,000	2,885,525
Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/40	1,270,000	1,245,547
OSF Healthcare System, Series A	4.000%	5/15/50	4,180,000	3,681,847
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	760,000	775,818
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	910,000	920,957
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	760,000	768,010
University of Illinois, Health Services Facilities Lease Revenue Bonds	4.000%	10/1/50	1,710,000	1,448,111
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	1,520,000	1,424,727
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	380,000	351,779
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	1,520,000	1,543,023
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/29	1,520,000	1,541,561
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	950,000	996,334
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	1,860,000	1,967,164
Illinois State Toll Highway Authority Revenue:
Series A	5.000%	1/1/40	4,555,000	4,905,290
Series A	5.000%	1/1/42	17,075,000	17,751,640

See Notes to Schedule of Investments.

14	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State University Revenue:
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/31	$570,000	$611,617
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/33	380,000	407,487
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/36	570,000	607,328
Illinois State, GO:
Series 2014	5.250%	2/1/32	4,195,000	4,196,047
Series 2016	5.000%	1/1/33	1,900,000	1,934,552
Series 2016	5.000%	11/1/33	1,405,000	1,439,042
Series 2016, Refunding	5.000%	2/1/27	18,480,000	19,338,220
Series 2016, Refunding	5.000%	2/1/29	985,000	1,031,199
Series A	5.000%	3/1/34	2,000,000	2,187,155
Series A	4.000%	3/1/39	3,975,000	3,872,290
Series A	5.000%	5/1/39	2,275,000	2,352,608
Series A	5.000%	3/1/46	7,855,000	8,085,112
Series A, Refunding	5.000%	10/1/30	3,680,000	3,911,945
Series B	4.000%	12/1/37	3,500,000	3,462,986
Series C	5.000%	12/1/41	9,500,000	10,136,593	(g)
Series D	5.000%	11/1/27	29,275,000	31,018,856
Series D	5.000%	11/1/28	5,700,000	6,038,124
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	760,000	765,822
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	9,680,000	9,302,865
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	14,600,000	13,228,666
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	24,000,000	24,313,596
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	6,890,000	6,780,333
Series A, Refunding, NATL	6.000%	7/1/29	19,585,000	21,787,500

Total Illinois				405,208,026

Indiana - 1.3%
Ball State University, IN, Board of Student Fee Bonds, Series S	4.000%	7/1/36	1,365,000	1,375,553
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	3,795,000	3,419,042
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,680,000	3,700,500

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	15

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - (continued)
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, Green Bonds, Series A, NATL	5.000%	10/1/46	$7,200,000	$7,347,842
Indiana State Finance Authority, Wastewater Utility Revenue:
CWA Authority Project, Series A, Refunding	5.000%	10/1/41	1,155,000	1,216,354	(g)
CWA Authority Project, Series A, Refunding	5.000%	10/1/42	1,350,000	1,417,062	(g)
CWA Authority Project, Series A, Refunding	5.000%	10/1/43	1,550,000	1,622,665	(g)
CWA Authority Project, Series A, Refunding	5.000%	10/1/44	1,400,000	1,460,851	(g)
Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Series A	5.000%	1/1/28	11,090,000	11,727,901	(c)
Northern Indiana Commuter Transportation District, Industrial Revenue, Limited Obligation Revenue	5.000%	7/1/41	1,900,000	1,940,671
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	3,795,000	3,799,665	(c)

Total Indiana				39,028,106

Iowa - 0.6%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	15,180,000	15,190,814	(a)(b)
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	2,290,000	2,037,678

Total Iowa				17,228,492

Kansas - 0.3%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	3,305,000	3,353,488
Series 3	5.000%	2/1/44	2,275,000	2,306,308
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	1,520,000	1,543,248
Improvement, Series A	5.000%	9/1/45	2,275,000	2,302,153

Total Kansas				9,505,197

See Notes to Schedule of Investments.

16	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - 2.3%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	$2,960,000	$3,055,663
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	21,440,000	21,096,829	(a)(b)
Series C	4.000%	6/1/25	34,460,000	34,310,302	(a)(b)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	4,365,000	4,148,115	(a)(b)
Norton Healthcare Inc., Series A	5.000%	10/1/37	1,595,000	1,663,041
Norton Healthcare Inc., Series A	5.000%	10/1/38	1,140,000	1,182,101
Norton Healthcare Inc., Series A	4.000%	10/1/39	760,000	727,715
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	4.000%	1/1/25	1,710,000	1,715,305
Series B, Refunding	5.000%	1/1/26	910,000	942,399
Series B, Refunding	5.000%	1/1/27	2,275,000	2,398,743

Total Kentucky				71,240,213

Louisiana - 0.7%
Lafayette Parish, LA, School Board Sales Tax Revenue:
Series 2023	4.000%	4/1/48	2,400,000	2,312,503
Series 2023	4.000%	4/1/53	2,850,000	2,708,154
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	3,605,000	3,643,481
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	1,775,000	1,829,892
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	6,540,000	6,214,606	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	3,775,000	3,588,097	(a)(b)

Total Louisiana				20,296,733

Maryland - 0.5%
Baltimore, MD, Water Project Revenue, Series A	4.000%	7/1/49	4,365,000	4,186,786

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	17

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - (continued)
Maryland State EDC, EDR:
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	$760,000	$797,016
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	1,520,000	1,582,437
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/35	1,580,000	1,634,097
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/43	760,000	771,273
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	5,235,000	4,999,495

Total Maryland				13,971,104

Massachusetts - 1.6%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	1,140,000	1,153,835
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	4,500,000	4,697,467
Boston University, Series BB1	5.000%	10/1/46	3,795,000	3,885,114
Foxborough Regional Charter, Refunding	5.000%	7/1/42	1,820,000	1,743,072
Milford Regional Medical Center, Series F	5.750%	7/15/43	1,140,000	1,124,750
Seven Hills Foundation, Refunding	4.000%	9/1/48	1,045,000	840,407
UMass Boston Student Housing Project	5.000%	10/1/48	3,075,000	2,972,934
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	1,465,000	1,473,566
WGBH Educational Foundation, Refunding	5.000%	1/1/40	1,670,000	1,714,343
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	6,735,000	6,982,649
Massachusetts State Municipal Wholesale Electric Co. Revenue, Series A	4.000%	7/1/46	1,520,000	1,490,147
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/34	3,165,000	3,391,908	(c)
Series A	5.000%	7/1/35	3,155,000	3,369,811	(c)
Series A, Refunding	5.000%	7/1/36	530,000	562,649	(c)
Series E	5.000%	7/1/46	5,505,000	5,692,523	(c)

See Notes to Schedule of Investments.

18	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/40	$8,540,000	$8,540,741

Total Massachusetts				49,635,916

Michigan - 1.7%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	4,250,000	4,256,118
Great Lakes, MI, Water Authority, Sewage Disposal System Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/38	3,500,000	3,941,083	(g)
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	13,430,000	13,638,926
Senior Lien, Series B	5.000%	7/1/43	1,300,000	1,426,648	(g)
Senior Lien, Series B	5.250%	7/1/53	3,000,000	3,293,089	(g)
Senior Lien, Series C, Refunding	5.000%	7/1/35	2,050,000	2,120,394
Michigan State Finance Authority Revenue:
Henry Ford Health System, Refunding	5.000%	11/15/41	1,635,000	1,649,256
Henry Ford Health System, Series A	4.000%	11/15/50	2,465,000	2,179,633
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-1, Refunding	5.000%	7/1/34	760,000	773,760
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	1,175,000	1,191,074
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	910,000	927,734
Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/41	1,700,000	1,776,763
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	10,245,000	10,049,052	(a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	5,845,000	5,906,045	(c)

Total Michigan				53,129,575

Missouri - 0.2%
Cape Girardeau County, MO, IDA, Health Facilities Revenue, Series 2021	4.000%	3/1/46	760,000	633,125

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	19

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - (continued)
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	$3,415,000	$3,528,436	(c)
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A	5.000%	2/1/42	2,125,000	2,010,790

Total Missouri				6,172,351

Nebraska - 0.4%
Douglas County, NE, Hospital Authority No 2, Revenue Bonds:
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/37	795,000	788,471
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/39	910,000	884,506
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/50	760,000	683,732
Nebraska State Public Power District Revenue, Series D	5.000%	1/1/46	3,035,000	3,087,762
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	5,890,000	5,830,970

Total Nebraska				11,275,441

Nevada - 0.5%
Clark County, NV, GO, Stadium Improvements, Series A	5.000%	5/1/48	15,180,000	15,680,000

New Hampshire - 0.2%
National Finance Authority, NH, Solid Waste Disposal Revenue:
Waste Management, Inc. Project, Series A-2, Refunding	2.150%	7/1/24	1,900,000	1,876,803	(a)(b)(c)
Waste Management, Inc. Project, Series A-3, Refunding	2.150%	7/1/24	3,035,000	2,997,946	(a)(b)(c)

Total New Hampshire				4,874,749

New Jersey - 5.2%
New Brunswick, NJ, Parking Authority Revenue:
Series 2017, GTD, AGM	5.000%	9/1/42	1,710,000	1,780,584
Series A, Refunding, GTD, BAM	5.000%	9/1/39	3,035,000	3,123,352
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,900,000	1,901,475	(c)

See Notes to Schedule of Investments.

20	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	$1,140,000	$1,140,153	(c)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	760,000	760,085	(c)
School Facilities Construction, Series QQQ	4.000%	6/15/46	1,900,000	1,773,865
School Facilities Construction, Series QQQ, State Appropriations	4.000%	6/15/50	1,520,000	1,399,357
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/36	1,000,000	1,109,658	(g)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	760,000	768,378	(c)
New Jersey State EDA, Lease Revenue:
Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	4,895,000	5,213,303
State House Project, Series B	5.000%	6/15/43	2,555,000	2,651,214
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	5,695,000	5,729,653	(c)
Continental Airlines Inc. Project	5.625%	11/15/30	1,405,000	1,413,549	(c)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	1,520,000	1,494,948	(c)
United Airlines Project	5.500%	6/1/33	3,795,000	3,810,011	(c)
New Jersey State EFA Revenue, Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	2,655,000	2,721,610
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,330,000	1,392,669
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	5,315,000	5,376,540
University Hospital, Series A, Refunding, AGM	5.000%	7/1/46	3,795,000	3,802,110
New Jersey State Institute of Technology, GO, Series A	5.000%	7/1/45	13,285,000	13,436,390
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	4.000%	6/15/37	2,730,000	2,777,418
Transportation Program, Series AA	5.000%	6/15/38	2,430,000	2,579,992
Transportation Program, Series AA	5.250%	6/15/41	10,100,000	10,274,579
Transportation Program, Series AA	5.250%	6/15/43	12,070,000	12,660,207
Transportation Program, Series AA	5.000%	6/15/45	3,295,000	3,325,342

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	21

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Transportation Program, Series AA	4.000%	6/15/50	$7,400,000	$6,873,496
Transportation Program, Series AA, Refunding	5.000%	6/15/36	2,715,000	3,036,473
Transportation Program, Series AA, Refunding	5.000%	6/15/39	4,000,000	4,437,926
Transportation Program, Series BB	4.000%	6/15/36	5,880,000	5,949,504
Transportation Program, Series BB	4.000%	6/15/38	645,000	648,041
Transportation Program, Series BB	5.000%	6/15/44	6,830,000	7,084,103
Transportation Program, Series BB	5.000%	6/15/50	3,795,000	3,890,457
Transportation Program, Series CC	5.500%	6/15/50	2,000,000	2,172,359
Transportation System, Series A	4.000%	6/15/38	3,035,000	3,079,806
Transportation System, Series A, Refunding	4.250%	6/15/40	4,400,000	4,495,297
New Jersey State Turnpike Authority Revenue:
Series A	5.000%	1/1/48	3,795,000	3,970,200
Series G, Refunding	5.000%	1/1/36	16,905,000	18,039,378
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	1,715,000	1,749,312

Total New Jersey				157,842,794

New York - 16.1%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	1,450,000	1,452,322	(d)
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	4,555,000	4,774,229
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	5,695,000	5,847,192
MTA, NY, Transportation Revenue:
Green Bonds, Series A	5.000%	11/15/24	1,105,000	1,121,983
Green Bonds, Series A	5.000%	11/15/51	1,520,000	1,538,170
Green Bonds, Series C-1	5.250%	11/15/55	1,900,000	1,964,793
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	2,465,000	2,439,591
Green Bonds, Series C-2A, Refunding	4.000%	11/15/38	1,140,000	1,118,571
Green Bonds, Series E	5.000%	11/15/29	2,275,000	2,483,649
Green Bonds, Series E	5.000%	11/15/33	1,710,000	1,866,941
Green Bonds, Series E, Refunding	4.000%	11/15/45	6,450,000	5,963,910
Green Bonds, Series F	5.000%	11/15/24	1,030,000	1,045,830
Series A-2	5.000%	5/15/30	6,905,000	7,336,779	(a)(b)
New York City, NY, GO:
Series A	5.000%	8/1/51	2,500,000	2,689,941
Series A	4.125%	8/1/53	5,000,000	4,896,388

See Notes to Schedule of Investments.

22	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Subseries A-1	5.000%	8/1/39	$3,555,000	$3,797,017
Subseries A-1	4.000%	8/1/40	4,555,000	4,569,740
Subseries A-1	5.000%	8/1/47	6,415,000	6,855,038
Subseries B-1	5.000%	10/1/42	2,180,000	2,310,544
Subseries D-1	5.000%	3/1/43	1,000,000	1,068,642
New York City, NY, HDC, Impact Revenue, Sustainable Development Bonds, Series A, HUD Section 8	4.800%	2/1/53	4,000,000	4,087,744
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	1,935,000	1,784,058
Yankee Stadium Project, Refunding, AGM	4.000%	3/1/45	3,985,000	3,821,881
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	17,460,000	17,017,677
Second General Resolution, Series CC	5.000%	6/15/48	6,400,000	6,640,884
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Series A	4.000%	5/1/45	2,000,000	1,967,185
Subordinated, Series B	4.000%	11/1/41	3,500,000	3,497,020
Subordinated, Series B	4.000%	8/1/45	5,935,000	5,835,221
Subordinated, Series C	4.000%	5/1/45	2,655,000	2,611,438
Subordinated, Series C	5.000%	2/1/47	23,000,000	24,731,668
Subordinated, Series F	5.000%	5/1/42	10,550,000	10,948,711
Subordinated, Series F	5.000%	2/1/45	7,000,000	7,630,937
Subordinated, Series F	4.000%	2/1/51	12,000,000	11,593,516
New York State Dormitory Authority Revenue:
Non-State Supported Debt SD Program, Series A, AGM	5.000%	10/1/30	10,000	11,013	(h)
Non-State Supported Debt SD Program, Series A, AGM	5.000%	10/1/32	5,000	5,507	(h)
Non-State Supported Debt SD Program, Series A, AGM	5.000%	10/1/34	5,000	5,507	(h)
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	6,750,000	6,376,824
Non-State Supported Debt, SD, Series A, AGM	5.000%	10/1/29	5,000	5,506	(h)
Series A, Bidding Group 3	5.000%	3/15/43	7,590,000	7,950,835
Series B, Refunding	5.000%	2/15/43	10,000	10,793	(h)
Series E, Refunding	5.000%	3/15/34	18,975,000	19,469,710

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	23

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Dormitory Authority, Income Tax Revenue, Series B, Refunding	5.000%	2/15/41	$7,050,000	$7,360,880
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	1,555,000	1,633,992
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	6,500,000	6,805,158
Bidding Group 4, Series D, Refunding	4.000%	2/15/40	12,815,000	12,844,740
New York State Liberty Development Corp., Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	7,180,000	6,997,848	(d)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	8,690,000	8,797,931
Junior Indebtedness Obligations, Junior Lien, Series B	4.000%	1/1/45	4,615,000	4,412,486
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,365,000	1,384,833	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	11,055,000	11,203,723	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	815,000	825,537	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	8,250,000	8,930,097	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	6,650,000	6,905,801	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	4,365,000	3,940,292	(c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	7,350,000	7,812,792	(c)(g)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.125%	6/30/60	17,750,000	17,876,595	(c)(g)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	10,000,000	10,008,819	(c)(g)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,640,000	1,642,608	(c)

See Notes to Schedule of Investments.

24	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	$16,120,000	$16,131,937	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	22,380,000	22,186,288	(c)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/37	2,230,000	2,337,938
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	4.000%	12/1/40	1,520,000	1,464,562
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	3.000%	3/15/48	4,680,000	3,535,346
New York State Urban Development Corp., Revenue, State Personal Income Tax, Series C, Refunding	4.000%	3/15/45	5,560,000	5,452,733
Port Authority of New York & New Jersey Revenue:
Consolidated Series 193, Refunding	5.000%	10/15/30	4,175,000	4,283,610	(c)
Consolidated Series 194, Refunding	5.000%	10/15/34	7,590,000	7,816,522
Consolidated Series 194, Refunding	5.000%	10/15/41	24,025,000	24,523,636
Consolidated Series 198, Refunding	5.000%	11/15/46	3,795,000	3,889,699
Consolidated Series 218	4.000%	11/1/47	8,630,000	8,089,509	(c)
Consolidated Series 221	4.000%	7/15/55	4,495,000	4,038,272	(c)
Consolidated Series 226, Refunding	5.000%	10/15/40	2,275,000	2,394,525	(c)
Consolidated Series 226, Refunding	5.000%	10/15/41	1,330,000	1,394,971	(c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	28,325,000	29,968,572
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	3,750,000	3,976,644
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/56	3,275,000	3,153,956
General-MTA Bridges & Tunnels, Series C	5.000%	11/15/42	7,810,000	8,152,747
Payroll Mobility Tax-MTA Bridges & Tunnels, Senior Lien, Series A, Refunding	5.000%	5/15/51	6,335,000	6,705,350
Payroll Mobility Tax-MTA Bridges & Tunnels, Senior Lien, Series C	5.000%	5/15/47	7,350,000	7,887,369
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	760,000	811,784
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/39	1,950,000	2,043,747

Total New York				490,768,754

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	25

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 0.8%
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	4.000%	7/1/44	$1,250,000	$1,240,297
Charlotte Douglas International Airport	4.000%	7/1/44	1,740,000	1,633,839	(c)
Charlotte Douglas International Airport	5.000%	7/1/49	1,770,000	1,798,875	(c)
Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	5,695,000	5,972,965
Charlotte, NC, Lease Revenue, COP:
Convention Facility Project, Series A, Refunding	5.000%	6/1/46	2,655,000	2,793,492
Convention Facility Project, Series A, Refunding	4.000%	6/1/49	340,000	331,315
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/42	945,000	958,817
Series A, Refunding	5.000%	7/1/47	2,085,000	2,106,354
Series A, Refunding	5.000%	7/1/51	6,410,000	6,468,055
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/32	835,000	866,920

Total North Carolina				24,170,929

North Dakota - 0.3%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	11,710,000	8,525,044

Ohio - 1.6%
Allen County, OH, Hospital Facilities Authority Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/40	1,920,000	1,872,551
American Municipal Power Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/35	2,655,000	2,930,576
AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/36	1,520,000	1,553,209
AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	1,900,000	1,884,618
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/38	2,280,000	2,240,105
Senior Bonds, Series A-2, Refunding	4.000%	6/1/39	760,000	742,815
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	8,060,000	7,121,347

See Notes to Schedule of Investments.

26	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - (continued)
Franklin County, OH, Revenue, Trinity Health Group, Series 2017	5.000%	12/1/46	$3,000,000	$3,033,028
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A, Refunding, FHA	6.600%	8/1/25	95,000	95,322
Indian Creek, OH, Local SD, GO, Series A, SD Credit Program	5.000%	11/1/45	1,000,000	1,045,922
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	1,140,000	993,471	(a)(b)(c)
American Electric Co. Project, Series D, Refunding	2.100%	10/1/24	8,785,000	8,538,091	(a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	8,960,000	7,619,641	(c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,985,000	4,002,948	(a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	415,000	441,040
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	760,000	798,044
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E	4.000%	1/15/37	1,520,000	1,523,729
University Hospitals Health Systems Inc., Series E, Refunding	4.000%	1/15/41	1,005,000	961,421
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	1,785,000	1,794,783	(c)
Portsmouth Bypass Project	5.000%	6/30/53	1,250,000	1,251,221	(c)

Total Ohio				50,443,882

Oregon - 0.4%
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,275,000	2,343,633
Oregon State Business Development Commission Revenue, Recovery Zone Facility Bonds, Intel Corp. Project, Series 232	3.800%	6/15/28	9,150,000	9,250,746	(a)(b)
Portland, OR, International Airport Revenue, Series C, Refunding	5.000%	7/1/28	835,000	888,353	(c)

Total Oregon				12,482,732

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	27

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 4.5%
Allegheny County, PA, HDA Revenue:
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	$3,415,000	$3,372,443
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	4,175,000	4,099,072
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	1,520,000	1,621,528
Series 2018	5.000%	6/1/32	1,330,000	1,418,023
Series 2018	5.000%	6/1/34	760,000	808,754
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries	5.000%	1/1/38	740,000	753,234	(h)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/38	3,080,000	3,135,080	(h)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/38	3,770,000	3,721,143
Penn State Health	4.000%	11/1/35	760,000	748,218
Penn State Health	4.000%	11/1/37	1,520,000	1,480,049
Dauphin County, PA, IDA Revenue, Dauphin Consolidated Water Supply, Series A	6.900%	6/1/24	1,820,000	1,849,069	(c)
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	2,050,000	2,105,647	(h)
Erie City, Erie County, PA, Water Authority, Water Revenue, Refunding	5.000%	12/1/43	1,520,000	1,615,954	(h)
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	3,585,000	3,298,700
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	11,385,000	11,694,126
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre, Series A, Refunding	5.000%	7/1/36	1,300,000	1,322,550
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement-Life Communities, Series C	5.000%	11/15/45	1,140,000	1,095,909
Pennsylvania State Economic Development Financing Authority Revenue:
Presbyterian Senior Living Project, Series B	5.250%	7/1/46	1,000,000	981,799

See Notes to Schedule of Investments.

28	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Presbyterian Senior Living Project, Series B-1	5.250%	7/1/49	$2,050,000	$1,990,943
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	8,600,000	9,313,400	(c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	22,300,000	23,034,495	(c)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	1,900,000	1,984,286
Series A-1	5.000%	12/1/42	1,900,000	1,974,287
Series A-1	5.000%	12/1/47	3,015,000	3,086,929
Series A-2, Refunding	5.000%	12/1/48	8,160,000	8,388,553
Series B	5.000%	12/1/45	4,000,000	4,233,440
Series B, Refunding	5.250%	12/1/44	1,150,000	1,262,591
Series B, Refunding	5.250%	12/1/52	3,000,000	3,262,969
Series C, Refunding	4.000%	12/1/51	2,275,000	2,153,380
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	1,520,000	1,539,161	(c)
Philadelphia, PA, GO:
Series B	5.000%	2/1/36	1,520,000	1,653,491
Series B	5.000%	2/1/37	1,820,000	1,960,360
Series B	5.000%	2/1/38	1,710,000	1,824,052
Philadelphia, PA, SD, GO:
Series A, State Aid Withholding	5.000%	9/1/30	2,055,000	2,104,169
Series A, State Aid Withholding	5.000%	9/1/35	910,000	926,834
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	3,795,000	3,946,647
Series A, Refunding	5.000%	11/1/45	2,950,000	3,109,945
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	2,655,000	2,772,088
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	7,970,000	8,323,793
University of Pittsburgh - Of the Commonwealth System of Higher Education, Series 2019 (SIFMA Municipal Swap Index Yield + 0.360%)	3.660%	2/15/24	3,795,000	3,795,309	(b)(i)

Total Pennsylvania				137,762,420

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	29

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - 4.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/25	$315,000	$316,692	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/33	600,000	606,764	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/33	10,625,000	10,752,592	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/37	410,000	410,753	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/37	10,895,000	10,917,168	(d)
Senior Lien, Series A, Refunding	4.000%	7/1/42	12,145,000	10,579,485	(d)
Senior Lien, Series A, Refunding	4.000%	7/1/47	2,450,000	2,038,507	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/47	36,355,000	35,275,998	(d)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	1,434,000	930,202
Restructured, Series A	5.000%	7/1/62	1,535,000	1,519,650
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	26,713	26,075
CAB, Restructured, Series A-1	0.000%	7/1/33	256,303	156,358
Restructured, Series A-1	5.375%	7/1/25	221,811	225,735
Restructured, Series A-1	5.625%	7/1/27	219,802	229,720
Restructured, Series A-1	5.625%	7/1/29	216,236	228,869
Restructured, Series A-1	5.750%	7/1/31	210,028	226,295
Restructured, Series A-1	4.000%	7/1/33	199,162	186,311
Restructured, Series A-1	4.000%	7/1/35	4,779,020	4,382,463
Restructured, Series A-1	4.000%	7/1/37	12,810,518	11,476,645
Restructured, Series A-1	4.000%	7/1/41	1,508,900	1,306,616
Restructured, Series A-1	4.000%	7/1/46	217,253	181,070
Subseries CW	0.000%	11/1/43	880,525	458,974	(b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	3,635,000	917,838	*(e)
Series A	5.000%	7/1/42	7,945,000	2,006,113	*(e)
Series A	5.050%	7/1/42	1,480,000	373,700	*(e)
Series CCC	—	7/1/21	25,000	6,250	*(j)
Series CCC	4.600%	7/1/24	10,000	2,525	*(e)
Series CCC	5.000%	7/1/24	760,000	191,900	*(e)
Series CCC	4.625%	7/1/25	25,000	6,313	*(e)
Series CCC	5.000%	7/1/28	475,000	119,938	*(e)
Series DDD, Refunding	—	7/1/19	15,000	3,750	*(j)
Series DDD, Refunding	—	7/1/21	330,000	82,500	*(j)
Series DDD, Refunding	—	7/1/21	2,695,000	673,750	*(j)

See Notes to Schedule of Investments.

30	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Series TT	—	7/1/17	$25,000	$6,250	*(j)
Series TT	5.000%	7/1/24	90,000	22,725	*(e)
Series TT	5.000%	7/1/37	2,985,000	753,713	*(e)
Series XX	5.250%	7/1/40	10,665,000	2,692,912	*(e)
Series ZZ, Refunding	—	7/1/23	610,000	152,500	*(j)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	4,625,000	3,994,755
CAB, Restructured, Series A-1	0.000%	7/1/46	16,775,000	4,950,183
Restructured, Series A-1	4.550%	7/1/40	918,000	894,293
Restructured, Series A-1	4.750%	7/1/53	17,117,000	16,199,058
Restructured, Series A-1	5.000%	7/1/58	7,008,000	6,812,335
Restructured, Series A-2	4.329%	7/1/40	5,658,000	5,369,706
Restructured, Series A-2	4.329%	7/1/40	759,000	720,343

Total Puerto Rico				139,386,292

Rhode Island - 0.1%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/34	1,215,000	1,225,420
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/39	3,035,000	3,038,632

Total Rhode Island				4,264,052

South Carolina - 0.5%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	5.464%	3/1/31	3,750,000	3,783,774	(a)(b)
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,820,000	5,460,600
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/37	570,000	594,006	(c)
Series 2018	5.000%	7/1/38	1,215,000	1,258,930	(c)
Series 2018	5.000%	7/1/43	3,035,000	3,101,409	(c)
Series 2018	5.000%	7/1/48	2,085,000	2,112,183	(c)

Total South Carolina				16,310,902

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,105,000	2,149,239

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	31

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - 1.8%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	$10,000,000	$9,659,480
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	4,745,000	4,720,786
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue:
Series A, AGM	5.250%	7/1/48	6,000,000	6,508,271
Series A, AGM	5.250%	7/1/53	1,900,000	2,048,155
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	1,520,000	1,570,539
Subordinated, Series B	5.000%	7/1/42	1,900,000	1,963,174
Subordinated, Series B, Refunding	5.000%	7/1/46	3,000,000	3,084,373
Metropolitan Nashville Airport Authority Revenue:
Subordinated, Series B	5.000%	7/1/27	1,365,000	1,428,339	(c)
Subordinated, Series B	5.000%	7/1/28	2,125,000	2,252,473	(c)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	17,350,000	17,241,403	(a)(b)
Series A	5.250%	9/1/24	3,825,000	3,851,020

Total Tennessee				54,328,013

Texas - 6.1%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	1,785,000	1,824,382
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	5,540,000	5,717,154
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/39	5,315,000	5,322,816	(c)
Series 2014	5.000%	11/15/44	6,450,000	6,458,328	(c)
Series 2019	5.000%	11/15/36	3,615,000	3,825,882	(c)
Series 2022	5.000%	11/15/39	2,390,000	2,532,017	(c)
Series 2022	5.250%	11/15/47	3,035,000	3,205,094	(c)
Series 2022	5.000%	11/15/52	1,480,000	1,516,899	(c)
Series B	5.000%	11/15/33	2,000,000	2,152,805	(c)
Series B	5.000%	11/15/44	2,655,000	2,729,691	(c)

See Notes to Schedule of Investments.

32	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Bexar County, TX, Hospital District, GO:
Certificates of Obligation	5.000%	2/15/40	$2,350,000	$2,555,490
Certificates of Obligation	5.000%	2/15/48	3,000,000	3,195,629
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	3,795,000	3,454,579
Central Texas Turnpike System Revenue, Subordinated, Series C, Refunding	5.000%	8/15/42	11,385,000	11,423,526
Dallas, TX, Hotel Occupancy Tax Revenue:
Series 2021, Refunding	4.000%	8/15/36	1,975,000	1,943,403
Series 2021, Refunding	4.000%	8/15/38	1,500,000	1,425,106
Dallas, TX, Waterworks & Sewer System Revenue, Series 2017	5.000%	10/1/46	6,070,000	6,296,552
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds, Series 2019, PSF - GTD	5.000%	2/15/49	1,235,000	1,267,671
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Series B	5.450%	10/1/34	3,795,000	4,220,503
Gulf Coast IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	3,795,000	3,797,597	(c)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series 2021	4.000%	10/1/42	7,590,000	7,305,561
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	1,205,000	1,262,444	(i)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/27	3,035,000	3,083,317
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	4,875,000	4,787,582
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Terminal E Project, Series A	4.000%	7/1/41	3,795,000	3,204,340	(c)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	5,615,000	5,608,731	(c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	3,795,000	3,203,501	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/37	1,330,000	1,314,431	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/39	1,500,000	1,459,856	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	1,520,000	1,454,885	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/46	2,935,000	2,699,097	(c)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	33

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	$2,275,000	$2,280,078
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	540,000	548,411	(c)
Series 2017	5.000%	11/1/36	540,000	547,188	(c)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/28	2,590,000	2,590,288	(c)
Matagorda County, TX, Navigation District No 1, PCR, Central Power and Light Company Project, Series A	2.600%	11/1/29	3,795,000	3,408,080
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	4,175,000	4,278,807
Newark, TX, Higher Education Finance Corp., Education Revenue:
TLC Academy, Series A	4.000%	8/15/31	880,000	828,591
TLC Academy, Series A	4.000%	8/15/41	1,280,000	1,048,054
North Texas Tollway Authority Revenue:
Series A, Refunding	4.000%	1/1/39	3,795,000	3,790,214
Series B, Refunding	5.000%	1/1/45	8,350,000	8,419,307
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	1,785,000	1,017,095	(c)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue:
Methodist Hospitals of Dallas	4.000%	10/1/41	1,520,000	1,470,891
Methodist Hospitals of Dallas	4.000%	10/1/47	3,150,000	2,901,088
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	20,280,000	20,954,446
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/39	1,850,000	1,962,584	(c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.500%	6/30/40	1,300,000	1,387,750	(c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.500%	6/30/43	2,200,000	2,338,265	(c)

See Notes to Schedule of Investments.

34	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	$6,830,000	$6,845,999	(c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	2,765,000	2,768,680
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	760,000	753,446
Texas State Public Finance Authority Lease Revenue, Series A, Refunding	4.000%	2/1/38	3,795,000	3,820,245
West Harris County, TX, Regional Water Authority Revenue, Series 2019	4.000%	12/15/49	2,845,000	2,676,285
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	1,416,216	28,324	*(d)(e)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	645,000	32,250	*(e)

Total Texas				186,945,235

Utah - 1.2%
Salt Lake City, UT, Airport Revenue:
Salt Lake City International Airport, Series A	5.250%	7/1/48	7,500,000	7,927,891	(c)
Series A	5.000%	7/1/36	3,645,000	3,785,607	(c)
Series A	5.000%	7/1/37	2,655,000	2,744,052	(c)
Series A	5.250%	7/1/42	2,500,000	2,684,349	(c)
Series A	5.500%	7/1/53	6,000,000	6,477,742	(c)
Series B	5.000%	7/1/47	1,195,000	1,224,701
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,330,000	1,341,956
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	2,845,000	2,859,151
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	875,000	885,204
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	910,000	915,684
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/24	1,150,000	1,142,181
Series 2019	5.000%	10/15/25	845,000	850,411
Series 2019	4.000%	10/15/30	1,535,000	1,473,796
Series 2019	4.000%	10/15/34	760,000	700,879

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	35

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - (continued)
Series 2019	4.000%	10/15/39	$1,330,000	$1,135,733
Series 2021	3.000%	10/15/45	760,000	494,417

Total Utah				36,643,754

Vermont - 0.1%
University of Vermont & State Agricultural College, Green Bonds, Series A	5.000%	10/1/49	1,900,000	1,967,820
Vermont State Educational & Health Buildings Financing Agency Revenue, Middlebury College Project	5.000%	11/1/45	2,000,000	2,163,318

Total Vermont				4,131,138

Virginia - 1.1%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	1,250,000	1,297,235
Virginia Hospital Center, Refunding	5.000%	7/1/27	760,000	804,948
Virginia Hospital Center, Refunding	5.000%	7/1/36	1,520,000	1,642,481
Virginia Hospital Center, Refunding	4.000%	7/1/38	645,000	646,066
Isle of Wight County, VA, EDA Revenue:
Riverside Health System, Series 2023	4.750%	7/1/53	4,000,000	4,008,101	(g)
Riverside Health System, Series 2023	5.250%	7/1/53	1,750,000	1,846,335	(g)
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	4,820,000	4,882,754	(c)
Series B, Refunding	5.000%	7/1/45	7,385,000	7,447,151	(c)
Virginia State Small Business Financing Authority Revenue:
Senior Lien, 95 Express Lanes LLC Project, Refunding	4.000%	1/1/48	3,795,000	3,354,760	(c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	5,465,000	5,600,073	(c)
Series A	5.000%	1/1/33	1,265,000	1,327,240
Series A	5.000%	1/1/35	2,070,000	2,156,248

Total Virginia				35,013,392

Washington - 1.4%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	1,900,000	1,767,681	(c)
Series 2019	5.000%	4/1/44	3,035,000	3,125,929	(c)
Series B, Refunding	5.000%	8/1/39	2,500,000	2,638,394	(c)
Series B, Refunding	5.000%	8/1/40	5,500,000	5,801,842	(c)
Series C	5.000%	5/1/42	6,450,000	6,513,149	(c)

See Notes to Schedule of Investments.

36	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - (continued)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	$570,000	$516,727
Commonspirit Health, Series A-2, Refunding	5.000%	8/1/44	3,500,000	3,573,674
Commonspirit Health, Series B-3, Refunding	5.000%	8/1/26	11,000,000	11,307,952	(a)(b)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,700,000	1,746,412
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	3,915,000	4,007,291
Washington State HFC Revenue, Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/51	2,465,000	1,834,273	(d)

Total Washington				42,833,324

Wisconsin - 0.9%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	9,110,000	9,320,877
Public Finance Authority, WI, Hospital Revenue Bonds:
Renown Regional Medical Center Project, Series A	5.000%	6/1/34	1,330,000	1,418,600
Renown Regional Medical Center Project, Series A	5.000%	6/1/38	1,900,000	1,967,108
Public Finance Authority, WI, Retirement Communities Revenue, Acts Retirement Life Communities, Inc., Series A	5.000%	11/15/41	1,330,000	1,311,370
Public Finance Authority, WI, Revenue:
Cone Health, Series A	5.000%	10/1/52	5,450,000	5,657,040
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	2,275,000	2,096,691
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A, Moral Obligations	5.000%	4/1/43	1,330,000	1,385,684
Wisconsin State HEFA Revenue, Bellin Memorial Hospital, Inc., Series B	5.250%	12/1/48	4,500,000	4,666,656

Total Wisconsin				27,824,026

TOTAL MUNICIPAL BONDS (Cost - $3,063,614,110)				3,010,595,211

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUSTS (k) - 3.8%
New York - 3.8%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	17,015,000	18,657,701
Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	11,695,000	12,634,951

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	37

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Dormitory Authority, State Personal Income Tax Revenue:
Series A	4.000%	3/15/45	$25,000,000	$24,483,005
Series A, Refunding	4.000%	3/15/41	25,000,000	24,985,740
New York State Urban Development Corp.:
State Sales Tax Revenue, Series A	5.000%	3/15/48	30,000,000	32,412,700
State Sales Tax Revenue, Series A	5.000%	3/15/49	4,200,000	4,534,193

TOTAL MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUSTS (Cost - $114,848,409)				117,708,290

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,178,462,519)				3,128,303,501

SHORT-TERM INVESTMENTS - 0.2%
MUNICIPAL BONDS - 0.2%
Delaware - 0.0%††
University of Delaware, Revenue, Series C, Refunding, SPA - TD Bank N.A.	3.200%	11/1/37	200,000	200,000	(l)(m)

Georgia - 0.1%
Bartow County, GA, Development Authority Revenue, Solid Waste Disposal Facility, Georgia Power Company Plant Bowen Project	3.750%	11/1/62	2,600,000	2,600,000	(c)(l)(m)

Mississippi - 0.1%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series E	3.400%	12/1/30	2,300,000	2,300,000	(l)(m)

Oregon - 0.0%††
Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	3.250%	8/1/34	100,000	100,000	(l)(m)

Pennsylvania - 0.0%††
Pennsylvania State Turnpike Commission Revenue, Series 2020, Refunding, LOC - TD Bank N.A.	3.250%	12/1/39	300,000	300,000	(l)(m)

TOTAL SHORT-TERM INVESTMENTS (Cost - $5,500,000)				5,500,000

TOTAL INVESTMENTS - 102.5% (Cost - $3,183,962,519)				3,133,803,501
TOB Floating Rate Notes - (2.0)%				(61,235,000)
Other Liabilities in Excess of Other Assets - (0.5)%				(15,080,228)

TOTAL NET ASSETS - 100.0%				$3,057,488,273

††	Represents less than 0.1%.

See Notes to Schedule of Investments.

38	Western Asset Managed Municipals Fund 2023 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	The coupon payment on this security is currently in default as of November 30, 2023.

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(i)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(j)	The maturity principal is currently in default as of November 30, 2023.

(k)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(l)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2023 Quarterly Report	39

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration - Insured Bonds
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
HUD	— Housing & Urban Development
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SOFR	— Secured Overnight Financing Rate
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

40	Western Asset Managed Municipals Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies

41

Notes to Schedule of Investments (unaudited) (continued)

include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

42

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$3,010,595,205	$6	$3,010,595,211
Municipal Bonds Deposited in Tender Option Bond Trusts	—	117,708,290	—	117,708,290

Total Long-Term Investments	—	3,128,303,495	6	3,128,303,501

Short-Term Investments†	—	5,500,000	—	5,500,000

Total Investments	—	$3,133,803,495	$6	$3,133,803,501

†	See Schedule of Investments for additional detailed categorizations.

43